Average Annual Total Returns{- Fidelity Trend Fund} - 12.31 Fidelity Trend Fund PRO-08 - Fidelity Trend Fund	Fidelity Trend Fund Return Before Taxes Past 1 year	Fidelity Trend Fund Return Before Taxes Past 5 years	Fidelity Trend Fund Return Before Taxes Past 10 years	Fidelity Trend Fund After Taxes on Distributions Past 1 year	Fidelity Trend Fund After Taxes on Distributions Past 5 years	Fidelity Trend Fund After Taxes on Distributions Past 10 years	Fidelity Trend Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Trend Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Trend Fund After Taxes on Distributions and Sales Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	47.00%	21.27%	17.32%	45.29%	19.03%	15.06%	28.72%	16.59%	13.68%	38.49%	21.00%	17.21%